Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Profit for the year before income taxes	¥ 39,560	¥ 65,570	¥ 41,485
Adjustments for:
Depreciation and amortization	45,335	36,924	33,381
Impairment losses on property, plant and equipment	1,840	299	164
Interest and dividends income	(1,345)	(1,146)	(1,061)
Interest expense	1,328	805	557
Share of losses of associates and joint ventures accounted for using the equity method	1,499	471	290
Gain on sales of property, plant and equipment	(539)	(366)	(179)
Loss on sales and disposals of property, plant and equipment	600	881	1,113
Decrease (increase) in trade and other receivables	4,387	(10,051)	(28,424)
Increase in inventories	(1,748)	(4,739)	(4,201)
Increase (decrease) in trade and other payables	4,016	(1,145)	6,163
Non-cash changes in defined benefit liabilities	322	280	(2,744)
Increase (decrease) in other liabilities	(559)	2,860	1,243
Others	(5,374)	(5,853)	8,486
Cash provided by operating activities	89,322	84,790	56,273
Interest received	898	616	399
Dividend received	492	589	589
Interest paid	(1,273)	(774)	(509)
Income taxes paid	(16,138)	(14,176)	(15,153)
Net cash provided by operating activities	73,301	71,045	41,599
Cash flows from investing activities:
Acquisition of property, plant and equipment	(51,989)	(61,232)	(41,144)
Acquisition of intangible assets	(9,202)	(7,809)	(7,922)
Payments for other investments	(5,046)	(304)	(3,704)
Proceeds from sales of other financial assets	877	1	12,514
Others	(560)	839	1,189
Net cash used in investing activities	(65,920)	(68,505)	(39,067)
Cash flows from financing activities:
Repayment of long-term borrowings	(3,085)	(1,875)	(12,704)
Proceeds from long-term borrowings	46,053	10,698	8,350
Increase (decrease) in short-term borrowings, net	(4,200)	(2,704)	14,406
Purchase of treasury shares	(17,522)	(3)	(3)
Contribution to trust fund for purchase of treasury shares	(1,990)
Purchase of shares from non-controlling interests	(11,570)
Cash dividends paid	(8,816)	(6,269)	(5,877)
Cash dividends paid to non-controlling interests	(6,089)	(2,028)	(1,930)
Repayments of lease obligations	(644)	(713)	(1,135)
Others	(39)	16	(152)
Net cash provided by (used in) financing activities	(7,902)	(2,878)	955
Effect of exchange rate changes on cash and cash equivalents	(515)	2,090	(2,004)
Net increase (decrease) in cash and cash equivalents	(1,036)	1,752	1,483
Cash and cash equivalents at the beginning of the year	120,010	118,258	116,775
Cash and cash equivalents at the end of the year	¥ 118,974	¥ 120,010	¥ 118,258